UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05407
Trust for Credit Unions
(Exact name of registrant as specified in charter)
4400 Computer Drive
Westborough, MA 01581
(Address of principal executive offices) (Zip code)

Copies to:
Jay Johnson	Mary Jo Reilly, Esq.
Callahan Financial Services, Inc.	Drinker Biddle & Reath LLP
1001 Connecticut Avenue NW, Suite 1001	One Logan Square, Suite 2000
Washington, DC 20036	Philadelphia, PA 19103
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 342-5828
Date of fiscal year end: August 31
Date of reporting period: November 30, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
TRUST FOR CREDIT UNIONS
Money Market Portfolio
Portfolio of Investments — November 30, 2011 (unaudited)

Par Value		Value
U.S. GOVERNMENT AGENCY SECURITIES - 40.50%

	Federal Farm Credit Bank - 8.84%
$3,000,000	0.173%, 12/14/11 (a)	$2,999,963
3,000,000	0.198%, 01/12/12 (a)	2,999,931
1,300,000	0.203%, 01/13/12 (a)	1,299,957
5,000,000	2.250%, 04/24/12	5,041,985
500,000	0.272%, 12/14/12 (a)	500,000

		12,841,836

	Federal Home Loan Bank - 12.00%
100,000	0.160%, 01/13/12 (a)	100,004
300,000	0.180%, 01/24/12 (a)	300,022
1,250,000	0.180%, 02/08/12	1,249,990
450,000	0.120%, 02/24/12	449,934
3,630,000	0.120%, 02/27/12	3,629,266
3,000,000	0.150%, 03/23/12	2,999,698
2,000,000	0.400%, 08/16/12	2,000,000
2,000,000	0.400%, 08/17/12	2,000,000
910,000	0.200%, 08/28/12	909,810
1,000,000	0.220%, 10/24/12	999,696
2,000,000	0.230%, 10/26/12	1,999,568
800,000	0.210%, 12/10/12	799,648

		17,437,636

	Federal Home Loan Mortgage Corporation - 13.12%
2,000,000	0.080%, 01/25/12 (a)	1,999,878
12,000,000	2.125%, 03/23/12	12,073,148
5,000,000	0.215%, 03/21/13 (a)	4,998,033

		19,071,059

	Federal National Mortgage Association - 6.54%
6,000,000	0.311%, 12/20/12 (a)	6,000,134
3,500,000	0.376%, 05/17/13 (a)	3,498,424

		9,498,558

	Total U.S. Government Agency Securities (Cost $58,849,089)	58,849,089

U.S. GOVERNMENT-BACKED OBLIGATIONS (b) - 5.86%
100,000	Citigroup Funding
	2.000%, 03/30/12	100,597
1,000,000	Citigroup, Inc.
	2.125%, 04/30/12	1,007,924
100,000	General Electric Capital Corp.
	2.250%, 03/12/12	100,574
5,000,000	JPMorgan Chase Bank N.A. (a)
	0.295%, 11/21/12	5,000,000
100,000	Morgan Stanley
	2.250%, 03/13/12	100,582
100,000	US Bancorp
	2.250%, 03/13/12	100,582
2,100,000	Wells Fargo & Co.
	1.187%, 12/09/11 (a)	2,100,423

	Total U.S. Government-Backed Obligations (Cost $8,510,682)	8,510,682

REPURCHASE AGREEMENTS - 54.10%
36,600,000	Deutsche Bank, 0.140%, Dated 11/30/11, matures 12/01/11, repurchase price $36,600,142 (collateralized by U.S. Government Obligations with interest rates of 4.000% to 5.000% due 06/01/41 to 09/01/41, total market value $37,332,000)	36,600,000
6,000,000	Deutsche Bank, 0.150%, Dated 11/30/11, matures 12/01/11, repurchase price $6,000,025 (collateralized by U.S. Government Obligations with interest rates of 3.500% to 7.000% due 08/01/26 to 09/01/41, total market value $6,133,971)	6,000,000
36,000,000	UBS, 0.140%, Dated 11/30/11, matures 12/01/11, repurchase price $36,000,140 (collateralized by a U.S. Government Obligation with an interest rate of 3.500% due 11/01/41, total market value $36,720,001)	36,000,000

	Total Repurchase Agreements (Cost $78,600,000)	78,600,000

	Total Investments - 100.46% (Cost $145,959,771 ) (c)	145,959,771

	Net Other Assets and Liabilities - (0.46)%	(670,557)

	Net Assets - 100.00%	$145,289,214

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at November 30, 2011. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)	Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and backed by the full faith and credit of the United States government. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $8,510,682, which represents approximately 5.9% of net assets as of November 30, 2011.

(c)	At November 30, 2011, cost is identical for book and federal income tax purposes.
See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Government Portfolio
Portfolio of Investments — November 30, 2011 (unaudited)

Par Value		Value
ASSET-BACKED SECURITIES - 0.31%

	Federal National Mortgage Association - 0.31%
$168,559	Series 2001-W4, Class AV1 0.537%, 02/25/32 (a)	$157,672
298,736	Series 2002-W2, Class AV1 0.517%, 06/25/32 (a)	296,498
1,188,230	Series 2002-T7, Class A1 0.477%, 07/25/32 (a)	1,097,257

	Total Asset-Backed Securities (Cost $1,655,683)	1,551,427

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.25%

	Federal Home Loan Mortgage Corporation REMIC - 0.12%
24,123	Series 1009, Class D
	0.850%, 10/15/20 (a)	24,128
73,431	Series 1066, Class P
	1.150%, 04/15/21 (a)	74,331
106,849	Series 1222, Class P
	1.670%, 03/15/22 (a) (b)	108,581
248,326	Series 1250, Class J
	7.000%, 05/15/22 (b)	280,803
123,131	Series 1448, Class F
	1.650%, 12/15/22 (a) (d)	126,137

		613,980

	Federal National Mortgage Association REMIC - 1.45%
515,069	Series 1993-225, Class WC
	6.500%, 12/25/13 (b)	534,739
2,500,000	Series 2009-M2, Class A2
	3.334%, 01/25/19 (d)	2,643,407
481,702	Series 1990-145, Class A
	1.170%, 12/25/20 (a)	486,101
673,144	Series 1991-67, Class J
	7.500%, 08/25/21 (b)	766,938
567,777	Series 1992-137, Class F
	1.281%, 08/25/22 (a)	576,372
608,909	Series 1993-27, Class F
	1.431%, 02/25/23 (a) (c)	619,964
294,349	Series 1998-21, Class F
	0.450%, 03/25/28 (a)	291,046
514,525	Series 2000-16, Class ZG
	8.500%, 06/25/30 (d)	592,387
601,845	Series 2000-32, Class Z
	7.500%, 10/18/30	707,987

		7,218,941

	National Credit Union Administration - 2.68%
1,356,796	Series 2010-R2, Class 1A
	0.615%, 11/06/17 (a)	1,355,312
902,334	Series 2011-R1, Class 1A
	0.695%, 01/08/20 (a)	903,056
2,984,895	Series 2011-R2, Class 1A
	0.645%, 02/06/20 (a)	2,985,361
1,653,667	Series 2011-R4, Class 1A
	0.625%, 03/06/20 (a)	1,654,184
1,501,545	Series 2011-R3, Class 1A
	0.648%, 03/11/20 (a)	1,501,780
1,652,321	Series 2011-R5, Class 1A
	0.625%, 04/06/20 (a)	1,652,579
1,651,766	Series 2011-R6, Class 1A
	0.625%, 05/07/20 (a)	1,652,024
750,978	Series 2010-R1, Class 1A
	0.695%, 10/07/20 (a)	751,804
247,046	Series 2010-R1, Class 2A
	1.840%, 10/07/20 (d)	249,516
638,671	Series 2010-A1, Class A
	0.598%, 12/07/20 (a) (c)	639,036

		13,344,652

	Total Collateralized Mortgage Obligations (Cost $20,953,054)	21,177,573

MORTGAGE-BACKED OBLIGATIONS - 14.32%

	Federal Home Loan Mortgage Corporation - 4.27%
177,217	1.894%, 02/01/18 (a)	177,955
303,725	3.043%, 11/01/18 (a)	312,219
1,363,658	6.876%, 11/01/19 (a)	1,453,360
82,451	1.637%, 11/01/22 (a)	83,874
181,602	1.808%, 11/01/22 (a)	185,158
115,616	2.363%, 10/01/24 (a)	120,449
195,013	3.844%, 10/01/25 (a)	202,878
644,755	4.265%, 08/01/28 (a)	687,420
81,556	1.888%, 07/01/29 (a)	83,144
413,216	2.681%, 05/01/31 (a)	433,387
12,408,722	2.500%, 03/01/35 (a)	12,990,874
4,297,918	2.489%, 04/01/35 (a)	4,526,863

		21,257,581

	Federal Home Loan Mortgage Corporation Gold - 0.45%
77,971	6.500%, 09/01/13	80,864
98,096	6.500%, 10/01/13	102,542
28,747	6.500%, 05/01/14	30,051
49,762	6.500%, 06/01/14	52,909
205,904	6.000%, 12/01/14	212,119
188,219	8.000%, 12/01/15	205,398
193,462	6.000%, 03/01/16	209,453
38,619	6.500%, 07/01/16	40,371
424,047	5.000%, 10/01/17	454,353
498,805	5.000%, 11/01/17	531,991
294,956	5.500%, 01/01/20	321,564
11,960	4.500%, 07/01/23	12,667

		2,254,282

	Federal National Mortgage Association - 8.68%
18,383	5.016%, 10/01/13 (a)	18,741
150,678	8.500%, 04/01/16	166,239
99,396	4.076%, 07/01/17 (a)	105,587
69,498	1.680%, 11/01/17 (a)	69,907
134,527	2.173%, 11/01/17 (a)	135,779
73,454	2.423%, 11/01/17 (a)	74,548
194,053	2.130%, 03/01/18 (a)	195,892
2,172,305	2.800%, 03/01/18	2,235,116
4,563,055	3.620%, 03/01/18	4,872,538
41,573	1.936%, 05/01/18 (a)	42,104
950,000	3.840%, 05/01/18	1,025,379
74,332	2.208%, 06/01/18 (a)	74,779
1,177,508	2.760%, 10/01/18 (a)	1,203,562
42,281	2.900%, 02/01/19 (a)	43,391
59,600	1.962%, 05/01/19 (a)	60,389
131,619	6.864%, 12/01/19 (a)	140,745
170,880	1.889%, 01/01/20 (a)	171,556
20,746	5.000%, 01/01/20	22,388
95,299	2.072%, 05/01/20 (a)	98,928
See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Government Portfolio
Portfolio of Investments (continued) — November 30, 2011 (unaudited)

Par Value		Value
	Federal National Mortgage Association — (continued)
$298,065	5.773%, 05/01/20 (a)	$317,533
1,089,091	3.416%, 10/01/20	1,139,824
891,357	3.632%, 12/01/20	944,975
532,769	6.535%, 02/01/22 (a)	567,815
63,725	3.384%, 01/01/23 (a)	66,050
180,121	3.120%, 03/01/24 (a)	184,398
34,109	2.985%, 04/01/25 (a)	35,839
217,136	5.708%, 10/01/25 (a)	231,318
522,279	3.294%, 02/01/27 (a)	552,115
185,361	2.047%, 07/01/27 (a)	188,859
259,921	2.680%, 07/01/27 (a)	266,713
302,702	4.679%, 01/01/29 (a)	329,330
76,863	4.656%, 02/01/29 (a)	83,624
4,777,200	3.068%, 08/01/29 (a)	4,902,321
101,595	2.263%, 07/01/31 (a)	106,370
97,004	2.380%, 07/01/32 (a)	101,498
66,841	2.505%, 07/01/32 (a)	70,468
301,681	2.874%, 09/01/32 (a)	319,066
599,398	2.249%, 01/01/33 (a)	618,254
132,690	2.453%, 06/01/33 (a)	139,593
1,875,403	4.611%, 08/01/33 (a)	2,040,379
1,003,053	2.323%, 04/01/34 (a)	1,049,851
559,357	2.566%, 07/01/34 (a)	582,202
745,181	2.566%, 08/01/34 (a)	775,703
6,793,405	2.363%, 10/01/34 (a)	7,123,350
2,659,860	2.444%, 06/01/35 (a)	2,804,959
2,871,843	2.527%, 04/01/37 (a)	3,006,375
1,698,678	4.372%, 07/01/37 (a)	1,800,888
427,742	6.589%, 09/01/37 (a)	465,670
554,562	6.500%, 11/01/37	613,741
956,346	2.566%, 08/01/44 (a)	995,813

		43,182,462

	Government National Mortgage Association - 0.92%
86,032	7.000%, 04/15/26	99,129
469,050	2.250%, 04/20/34 (a)	494,006
2,113,369	1.750%, 06/20/34 (a)	2,176,240
1,731,649	1.625%, 08/20/34 (a)	1,782,315

		4,551,690

	Total Mortgage-Backed Obligations (Cost $69,687,013)	71,246,015

AGENCY DEBENTURES - 52.20%
	Federal Farm Credit Bank
45,000,000	0.227%, 10/28/13 (a)	44,992,080
	Federal Farm Credit Bank
25,000,000	0.237%, 10/28/13 (a)	25,000,350
	Federal Home Loan Bank
9,000,000	0.240%, 09/28/12	8,999,252
	Federal Home Loan Bank
6,600,000	1.875%, 06/21/13	6,754,914
	Federal Home Loan Mortgage Corp
8,000,000	5.500%, 08/20/12	8,304,247
	Federal Home Loan Mortgage Corp
26,000,000	0.195%, 06/03/13 (a)	25,995,996
	Federal Home Loan Mortgage Corp
16,500,000	0.202%, 06/17/13 (a)	16,501,617
	Federal Home Loan Mortgage Corp
2,500,000	0.600%, 08/23/13	2,500,230
	Federal Home Loan Mortgage Corp
3,500,000	0.500%, 10/15/13	3,493,322
	Federal Home Loan Mortgage Corp
18,200,000	0.500%, 10/18/13	18,174,611
	Federal Home Loan Mortgage Corp
1,700,000	0.375%, 11/27/13	1,693,168
	Federal National Mortgage Association
33,900,000	0.376%, 05/17/13 (a)	33,905,017
	Federal National Mortgage Association
5,400,000	0.600%, 10/25/13	5,398,639
	Federal National Mortgage Association
35,000,000	0.600%, 11/14/13	35,003,150
	Federal National Mortgage Association
5,400,000	1.500%, 03/28/14	5,419,148
	Federal National Mortgage Association, Step-up Coupon,
11,000,000	1.450% to 6/29/2012, 3.500% to 06/29/15	11,046,277
	Small Business Administration
104,963	1.075%, 03/25/14 (a)	104,932
	Sri Lanka Government Aid Bond
6,500,000	0.827%, 11/01/24 (a) (e)	6,435,000

	Total Agency Debentures (Cost $259,740,381)	259,721,950

U.S. TREASURY OBLIGATIONS - 26.39%
	United States Treasury Bills - 9.82%
16,200,000	0.000%, 03/08/12	16,199,336
32,700,000	0.000%, 06/28/12	32,689,994

		48,889,330

	United States Treasury Notes & Bonds - 16.57%
42,600,000	1.000%, 12/31/11	42,633,271
22,000,000	0.875%, 02/29/12	22,045,540
16,200,000	1.000%, 03/31/12	16,251,257
1,500,000	0.250%, 10/31/13	1,499,942

		82,430,010

	Total U.S. Treasury Obligations (Cost $131,254,662)	131,319,340

U.S. GOVERNMENT-BACKED OBLIGATIONS - 2.37%
	FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A,
3,054,208	0.820%, 02/25/48 (a)	3,054,264
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates Series K703, Class A2,
1,700,000	2.699%, 05/25/18 (a)	1,744,852
	National Credit Union Administration Guaranteed Notes Series 2011-A1
7,000,000	0.268%, 06/12/13 (a)	6,984,600

	Total U.S. Government-Backed Obligations (Cost $11,778,414)	11,783,716

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Government Portfolio
Portfolio of Investments (continued) — November 30, 2011 (unaudited)

Par Value		Value
REPURCHASE AGREEMENT - 1.35%
$6,700,000	Merrill Lynch, 0.090%, Dated 11/30/11, matures 12/01/11, repurchase price $6,700,017 (collateralized by a U.S. Treasury Note with an interest rate of 2.375% due 02/28/15, total market value $6,834,034)	$6,700,000

	Total Repurchase Agreement (Cost $6,700,000)	6,700,000

	Total Investments - 101.19% (Cost $501,769,207 ) (f)	503,500,021

	Net Other Assets and Liabilities - (1.19)%	(5,928,034)

	Net Assets - 100.00%	$497,571,987

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at November 30, 2011. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)	The security has PAC (Planned Amortization Class) collateral.

(c)	The security has Support collateral.

(d)	This security has Sequential collateral.

(e)	Security has been valued at fair market value as determined in good faith by or under the direction of the Board of Trustees of the Trust. As of November 30, 2011, this security amounted to $6,435,000 or 1.3% of net assets.

(f)	Cost for U.S. federal income tax purposes is $501,769,207. As of November 30, 2011, the aggregate gross unrealized appreciation for all securites in which there was an excess of value over tax cost was $2,016,727 and the aggregate gross unrealized depreciation for all securities in which was an excess of tax cost over value was $285,913.
See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS
Short Duration Portfolio
Portfolio of Investments — November 30, 2011 (unaudited)

Par Value		Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.89%
	Federal Home Loan Mortgage Corporation REMIC - 1.07%
$287,305	Series 1448, Class F
	1.650%, 12/15/22 (a) (c)	$294,319
552,611	Series 1980, Class Z
	7.000%, 07/15/27 (c)	629,074
3,178,034	Series 2236, Class Z
	8.500%, 06/15/30 (c)	3,849,083

		4,772,476

	Federal National Mortgage Association REMIC - 1.10%
178,829	Series 2001-42, Class HG
	10.000%, 09/25/16	198,270
107,416	Series 1988-12, Class A
	3.928%, 02/25/18 (a)	113,367
612,751	Series G92-44, Class Z
	8.000%, 07/25/22	678,234
3,791,545	Series 2010-103, Class MA
	4.000%, 03/25/30 (b)	3,926,123

		4,915,994

	National Credit Union Administration - 1.80%
1,447,222	Series 2011-R2, Class 1A
	0.645%, 02/06/20 (a)	1,447,448
1,653,667	Series 2011-R4, Class 1A
	0.625%, 03/06/20 (a)	1,654,184
1,678,198	Series 2011-R3, Class 1A
	0.648%, 03/11/20 (a)	1,678,460
1,652,321	Series 2011-R5, Class 1A
	0.625%, 04/06/20 (a)	1,652,579
1,651,766	Series 2011-R6, Class 1A
	0.625%, 05/07/20 (a)	1,652,024

		8,084,695

	Private - 1.92%
	Adjustable Rate Mortgage Trust
741,021	Series 2004-4, Class 1A1
	2.546%, 03/25/35 (a)	549,169
	Banc of America Mortgage Securities
103,357	Series 2004-D, Class 1A1
	2.748%, 05/25/34 (a)	86,367
	Countrywide Home Loans
31,242	Series 2003-37, Class 1A1
	2.866%, 08/25/33 (a)	22,650
	Indymac Index Mortgage Loan Trust
533,164	Series 2004-AR4, Class 1A
	2.636%, 08/25/34 (a) (c)	344,914
	Merrill Lynch Mortgage Investors, Inc.
74,250	Series 2003-A4, Class 1A
	2.590%, 07/25/33 (a)	63,102
	Salomon Brothers Mortgage Securities VII, Inc.
61,925	Series 1994-20, Class A
	2.677%, 12/25/24 (a)	56,547
	Structured Adjustable Rate Mortgage Loan
126,213	Series 2004-2, Class 2A
	2.582%, 03/25/34 (a)	99,263
271,421	Series 2004-5, Class 1A
	2.672%, 05/25/34 (a) (c)	209,612
	Structured Asset Securities Corp.
1,010,187	Series 2003-34A, Class 3A3
	2.473%, 11/25/33 (a)	867,239
	Washington Mutual Mortgage Pass-Through Certificates
504,747	Series 2003-AR6, Class A1
	2.572%, 06/25/33 (a)	457,644
3,303,788	Series 2005-AR12, Class 1A8
	2.485%, 10/25/35 (a)	2,563,267
	Wells Fargo Mortgage Backed Securities Trust
3,875,654	Series 2005-AR4, Class 2A2
	2.736%, 04/25/35 (a)	3,291,767

		8,611,541

	Total Collateralized Mortgage Obligations	26,384,706

	(Cost $28,043,102)

MORTGAGE-BACKED OBLIGATIONS - 20.20%
	Federal Home Loan Mortgage Corporation - 2.39%
1,031,299	2.485%, 01/01/34 (a)	1,097,023
248,190	2.590%, 11/01/34 (a)	262,540
5,331,595	2.489%, 04/01/35 (a)	5,615,602
2,047,079	2.476%, 08/01/35 (a)	2,142,624
1,501,156	2.526%, 05/01/36 (a)	1,599,200

		10,716,989

	Federal Home Loan Mortgage Corporation Gold - 4.20%
485	7.000%, 03/01/12	492
12,563	7.000%, 12/01/12	12,688
6,121	8.000%, 07/01/14	6,189
1,992,474	4.500%, 03/01/15	2,048,814
3,258	7.000%, 03/01/15	3,471
6,422	8.000%, 09/01/17	6,489
447,605	5.000%, 10/01/17	479,595
526,516	5.000%, 11/01/17	561,546
427,683	8.000%, 11/01/17	481,856
394,896	5.500%, 03/01/18	424,814
183,696	5.500%, 04/01/18	197,481
252,058	6.500%, 05/01/18	279,750
29,374	6.000%, 10/01/18	32,093
8,813	6.000%, 11/01/18	9,629
1,610,857	5.500%, 02/01/19	1,743,740
312,306	5.500%, 01/01/20	340,480
5,467,902	5.000%, 04/01/20	5,882,572
6,057,608	3.500%, 08/01/20	6,315,262

		18,826,961

	Federal National Mortgage Association - 13.40%
30,831	6.000%, 01/01/12	31,041
7,984	6.000%, 04/01/12	8,076
48,303	6.000%, 05/01/12	49,086
98,365	6.000%, 06/01/12	99,959
3,939	7.500%, 07/01/12	3,953
128,195	6.000%, 09/01/12	130,865
364,868	5.500%, 01/01/13	372,414
832	8.000%, 01/01/13	843
6,771	6.000%, 02/01/18	7,427
1,283,634	2.800%, 03/01/18	1,320,750
950,000	3.840%, 05/01/18	1,025,379
1,372,527	5.500%, 05/01/18	1,484,152
72,170	6.000%, 05/01/18	79,163
455,527	5.500%, 06/01/18	492,575
4,319	6.000%, 08/01/18	4,738
4,857	6.000%, 09/01/18	5,327
See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS
Short Duration Portfolio
Portfolio of Investments (continued) — November 30, 2011 (unaudited)

Par Value		Value
	Federal National Mortgage Association — (continued)
$387,675	5.500%, 10/01/18	$419,364
501,061	5.500%, 11/01/18	542,010
409,379	6.000%, 11/01/18	449,047
32,366	5.500%, 12/01/18	35,060
727,962	6.000%, 12/01/18	798,501
592,019	6.000%, 01/01/19	649,384
3,250,000	3.334%, 01/25/19 (c)	3,436,429
9,128	6.000%, 02/01/19	10,012
197,676	6.000%, 04/01/19	216,830
47,868	6.000%, 05/01/19	52,506
792,066	3.416%, 10/01/20	828,963
594,238	3.632%, 12/01/20	629,984
1,586,914	4.301%, 01/01/21	1,751,293
105,557	6.000%, 10/01/23	117,094
392,749	7.000%, 08/01/28	442,431
781,758	7.000%, 11/01/28	888,615
57,998	7.000%, 02/01/32	64,724
142,821	6.050%, 05/01/32 (a)	151,703
214,253	7.000%, 05/01/32	244,409
309,809	2.874%, 09/01/32 (a)	327,662
154,686	7.000%, 09/01/32	174,641
1,523,507	2.423%, 07/01/33 (a)	1,593,144
894,809	2.367%, 11/01/33 (a)	945,845
1,908,542	2.460%, 12/01/33 (a)	2,009,004
598,192	2.462%, 03/01/34 (a)	620,717
834,858	2.307%, 04/01/34 (a)	881,720
317,790	2.310%, 08/01/34 (a)	331,966
1,688,525	1.966%, 10/01/34 (a)	1,772,854
551,142	2.455%, 10/01/34 (a)	580,242
5,167,615	1.942%, 01/01/35 (a)	5,389,598
4,873,892	1.948%, 01/01/35 (a)	5,094,530
508,427	2.369%, 03/01/35 (a)	534,531
1,966,993	2.595%, 04/01/35 (a)	2,076,220
1,314,888	2.184%, 05/01/35 (a)	1,372,189
855,596	2.275%, 05/01/35 (a)	895,799
1,377,658	2.562%, 05/01/35 (a)	1,447,071
803,542	1.861%, 06/01/35 (a)	831,837
2,925,846	2.444%, 06/01/35 (a)	3,085,455
1,463,621	1.899%, 08/01/35 (a)	1,514,703
2,132,251	2.500%, 08/01/35 (a)	2,251,533
2,931,868	2.657%, 09/01/35 (a)	3,118,913
1,353,162	3.184%, 09/01/35 (a)	1,441,540
553,208	2.210%, 10/01/35 (a)	577,831
1,860,526	2.487%, 03/01/36 (a)	1,982,040
1,243,338	2.670%, 04/01/36 (a)	1,291,528
1,000,000	3.500%, 12/01/41	1,019,844

		60,007,064

	Government National Mortgage Association - 0.21%
887,079	1.750%, 12/20/34 (a)	912,701

	Total Mortgage-Backed Obligations	90,463,715

	(Cost $87,595,181)

AGENCY DEBENTURES - 35.38%
	Federal Home Loan Bank - 3.68%
7,100,000	1.750%, 12/14/12	7,204,398
4,600,000	0.375%, 11/27/13	4,593,289
4,500,000	2.375%, 03/14/14	4,689,581

		16,487,268

	Federal Home Loan Mortgage Corporation - 17.90%
18,100,000	0.375%, 10/15/13	18,073,846
25,700,000	0.500%, 10/15/13	25,650,964
8,800,000	0.500%, 10/18/13	8,787,724
1,600,000	0.375%, 10/30/13	1,597,362
1,700,000	0.375%, 11/27/13	1,693,168
2,200,000	1.000%, 08/20/14	2,213,000
5,000,000	4.580%, 11/19/13	5,411,715
6,900,000	1.375%, 02/25/14	7,013,388
9,700,000	1.000%, 07/30/14	9,771,625
		80,212,792
	Federal National Mortgage Association - 13.80%
29,600,000	4.625%, 10/15/13	31,933,040
17,000,000	0.600%, 11/14/13	17,001,529
7,000,000	0.650%, 08/28/14	6,986,314
4,800,000	0.625%, 10/30/14	4,785,517
1,100,000	0.750%, 12/19/14	1,098,520

		61,804,920

	Total Agency Debentures	158,504,980

	(Cost $158,185,561)

U.S. TREASURY OBLIGATIONS - 33.46%
	United States Treasury Notes & Bonds - 33.46%
20,600,000	0.375%, 07/31/13	20,647,483
126,600,000	0.125%, 08/31/13	126,337,938
2,900,000	0.500%, 10/15/14	2,909,515

		149,894,936

	Total U.S. Treasury Obligations	149,894,936

	(Cost $149,918,815)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 3.90%
	Federal Home Loan Mortgage Corp
	Multi Family Structured Pass Thru Certificates
	Series K703, Class A2
1,500,000	2.699%, 05/25/18	1,539,576
	National Credit Union Administration
3,100,000	0.268%, 06/12/13 (a)	3,093,180
	National Credit Union Administration
3,300,000	3.000%, 06/12/19	3,453,544
	Private Export Funding Corp
9,000,000	3.550%, 04/15/13	9,385,335

	Total U.S. Government-Backed Obligations	17,471,635

	(Cost $17,124,391)

REPURCHASE AGREEMENT - 1.14%
5,100,000	UBS, 0.090%, Dated 11/30/11, matures 12/01/11, repurchase price $5,100,013 (collateralized by a U.S. Treasury Bond with an interest rate of 4.375% due 05/15/41, total market value $5,202,095)	5,100,000

	Total Repurchase Agreement	5,100,000

	(Cost $5,100,000)
See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS
Short Duration Portfolio
Portfolio of Investments (continued) — November 30, 2011 (unaudited)

Value
Total Investments - 99.97%	$447,819,972

(Cost $445,967,050 ) (d)
Net Other Assets and Liabilities - 0.03%	122,317

Net Assets - 100.00%	$447,942,289

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at November 30, 2011. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)	The security has PAC (Planned Amortization Class) collateral.

(c)	This security has Sequential collateral.

(d)	Cost for U.S. federal income tax purposes is $445,967,050. As of November 30, 2011, the aggregate gross unrealized appreciation for all securites in which there was an excess of value over tax cost was $4,017,369 and the aggregate gross unrealized depreciation for all securities in which was an excess of tax cost over value was $2,164,447.
See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS
NOTES TO PORTFOLIO OF INVESTMENTS
November 30, 2011 (Unaudited)
A. Investment Valuation
For the Ultra-Short Duration Government and Short Duration Portfolios, investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Securities of the Money Market Portfolio and short-term debt obligations maturing in sixty days or less of the Ultra-Short Duration Government Portfolio and Short Duration Portfolio are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios’ Board of Trustees.
The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
Level 1 — quoted prices in active markets for identical securities
Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
At the end of each calendar quarter, management evaluates the Levels 2 and 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. For the three months ended November 30, 2011, there were no transfers between Levels 1 and 2 for the Portfolios.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The summary of inputs used to value each Portfolio’s net assets as of November 30, 2011 is as follows:

Money Market Portfolio
			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	11/30/11	Quoted Price	Inputs	Inputs

Total Investments *	$145,959,771	$—	$145,959,771	$—

*	Please refer to Schedule of Investments for security type breakout.

TRUST FOR CREDIT UNIONS
NOTES TO PORTFOLIO OF INVESTMENTS — (continued)
November 30, 2011 (Unaudited)

	Ultra-Short Duration Government Portfolio
			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	11/30/11	Quoted Price	Inputs	Inputs

Asset-Backed Securities	$1,551,427	$—	$1,551,427	$—
Collateralized Mortgage Obligations	21,177,573	—	21,177,573	—
Mortgage-Backed Obligations	71,246,015	—	71,246,015	—
Agency Debentures	259,721,950	—	253,286,950	6,435,000
U.S. Treasury Obligations	131,319,340	—	131,319,340	—
U.S. Government-Backed Obligations	11,783,716	—	11,783,716	—
Repurchase Agreement	6,700,000	—	6,700,000	—

	$503,500,021	$—	$497,065,021	$6,435,000

Short Duration Portfolio
			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	11/30/11	Quoted Price	Inputs	Inputs

Total Investments *	$447,819,972	$—	$447,819,972	$—

*	Please refer to Schedule of Investments for security type breakout.
The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of November 30, 2011:

Ultra-Short Duration Government Portfolio
Fair Value as of August 31, 2011	$6,682,500
Transfers into Level 3	—
Transfers out of Level 3	—
Gross purchases	—
Gross sales	(250,000)
Total net realized gains (losses)	—
Total change in unrealized appreciation (depreciation)	2,500

Fair Value as of November 30, 2011	$6,435,000

For additional information regarding the Portfolios’ policy for valuation of investments or other significant accounting policies, please refer to the Portfolios’ most recent Semi-Annual or Annual Report.
B. Security Transactions and Investment Income
Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.
C. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the

TRUST FOR CREDIT UNIONS
NOTES TO PORTFOLIO OF INVESTMENTS — (continued)
November 30, 2011 (Unaudited)
value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements.
D. When-Issued Securities
Consistent with National Credit Union Administration (‘‘NCUA’’) rules and regulations, the Ultra-Short Duration Government and Short Duration Portfolios may purchase or sell securities in when-issued transactions. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios’ records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. The Portfolios did not have when-issued transactions during the period ended November 30, 2011.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Trust for Credit Unions

By (Signature and Title)*	/s/ Charles W. Filson
Charles W. Filson, President
(principal executive officer)
Date January 17, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Charles W. Filson Charles W. Filson, President
(principal executive officer)
Date January 17, 2012

By (Signature and Title)*	/s/ Jay Johnson Jay Johnson, Treasurer
(principal financial officer)
Date January 17, 2012

*	Print the name and title of each signing officer under his or her signature.